Related Party Transactions	9 Months Ended
Dec. 31, 2023
Related Party Transactions Abstract
Related Party Transactions [Text Block]

15. Related Party Transactions

A summary of compensation and other amounts paid to directors, officers and key management personnel is as follows:

	For the Three Months Ended
	Dec 31, 2023	Dec 31, 2022

Salaries and Benefits (1)	$133,652	$194,782
Consulting fees (2)	129,560	85,000
Non-cash Options Vested (3)	127,231	260,625
Total	$390,443	$540,407

	For the Nine Months Ended
	Dec 31, 2023	Dec 31, 2022

Salaries and Benefits (1)	$422,609	$467,539
Consulting fees (2)	400,373	311,250
Non-cash Options Vested (3)	833,011	1,829,998
Total	$1,655,993	$2,608,787

1) Salaries and benefits incurred with directors and officers are included in Salaries and administration on the Consolidated Condensed Interim Statements of Operations and Comprehensive Loss.

2) Consulting fees included in Salaries and administration on the Consolidated Condensed Interim Statements of Operations and Comprehensive Loss are paid to the Chairman and CEO for management consulting services, as well as Director's Fees paid to GreenPower's four independent directors.

3) Amounts recognized for related party stock-based compensation are included in Share-based payments on the Consolidated Condensed Interim Statements of Operations and Comprehensive Loss.

Accounts payable and accrued liabilities at December 31, 2023 included $110,528 (March 31, 2023 - $208,215) owed to officers, directors, and companies controlled by officers and directors, and shareholders, which is non-interest bearing, unsecured and has no fixed terms of repayment.

During the year ended March 31, 2023, the Company received loans totaling CAD$3,670,000 and US$25,000 from FWP Holdings LLC, a company that is beneficially owned by the CEO and Chairman of the Company, and CAD$250,000 was loaned to the Company from Countryman Investments Ltd., a company beneficially owned by a Director of the Company. The loans bear interest at 12.0% per annum plus such additional bonus interest, if any, as may be agreed to and approved by GreenPower's Board of Directors at a later date.

During the nine months ended December 31, 2023 no additional related party loans were received by the Company, and the CAD $250,000 loan plus accrued interest from Countryman Investments Ltd. was repaid, and the US$25,000 loan from FWP Holdings LLC was repaid.

The remaining loans from FWP Holdings LLC matured on March 31, 2023, however the CAD $3,670,000 principal balance is outstanding as at December 31, 2023. During the nine months ended December 31, 2023, $247,414 of interest was expensed on related party loans (December 31, 2022 - $177,174). The Company has agreed to grant the lenders a general security assignment on the assets of GreenPower Motor Company Inc., which will be subordinated to any security assignment of senior lenders.

A director of the Company, David Richardson, and the Company's CEO and Chairman Fraser Atkinson, have each provided personal guarantees of $2,510,000, or $5,020,000 in total to support the Company's $8 million operating line of credit (Note 10).